Financial Risk Management - Additional Information (Details) $ in Millions	Dec. 31, 2018 USD ($)	Nov. 20, 2018	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 5,562			$ 4,412
2018 SCL Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum leverage ratio		4.00
Leverage ratio at period end	1.9
US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 5,427			1,696
HK$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	0			1,944
MOP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	135			772
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	5,500		$ 5,500
Interest rate risk [member] | US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure				9	$ 9
Interest rate risk [member] | HK$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure				10	10
Interest rate risk [member] | MOP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure				3	3
Interest rate risk [member] | Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	88
Currency risk [member] | US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	40			15	17
Currency risk [member] | HK$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	11			$ 5	$ 9
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap, at fair value	56
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	5,500
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	308
Fixed interest rate [member] | Level 2 of fair value hierarchy [member] | Long-term borrowings [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of long-term borrowings	$ 5,520